CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Ordinary shares	Additional Paid-in Capital	Additional Paid-in Capital Start-up training business	Additional Paid-in Capital Gaokao re-take business	Accumulated other comprehensive income	Retained earnings/ (Cumulative deficits)	Total China Distance Education Holding Limited shareholders' equity	Total China Distance Education Holding Limited shareholders' equity Start-up training business	Total China Distance Education Holding Limited shareholders' equity Gaokao re-take business	Noncontrolling interest	Noncontrolling interest Start-up training business	Noncontrolling interest Gaokao re-take business
Beginning Balance at Sep. 30, 2010	$ 77,023,000	$ 14,000	$ 79,075,000			$ 2,399,000	$ (6,502,000)	$ 74,986,000			$ 2,037,000
Beginning Balance (in shares) at Sep. 30, 2010		136,932,849
Net income (loss) for the year	(4,105,000)						(3,802,000)	(3,802,000)			(303,000)
Foreign currency translation adjustments	1,855,000					1,822,000		1,822,000			33,000
Repurchase of ordinary shares (in shares)		(9,223,188)
Repurchase of ordinary shares	(8,138,000)	(1,000)	(8,137,000)					(8,138,000)
Options exercised (in shares)		91,012
Options exercised	75,000		75,000					75,000
Stock-based compensation expense (Note 23)	6,024,000		6,024,000					6,024,000
Acquisition of noncontrolling interest				911,000	856,000				911,000	856,000		(911,000)	(856,000)
Ending Balance at Sep. 30, 2011	72,734,000	13,000	78,804,000			4,221,000	(10,304,000)	72,734,000
Ending Balance (in shares) at Sep. 30, 2011		127,800,673
Net income (loss) for the year	8,209,000						8,209,000	8,209,000
Foreign currency translation adjustments	701,000					701,000		701,000
Repurchase of ordinary shares (in shares)		(1,285,464)
Repurchase of ordinary shares	(993,000)		(993,000)					(993,000)
Options exercised (in shares)		7,871,640
Options exercised	3,981,000		3,981,000					3,981,000
Stock-based compensation expense (Note 23)	141,000		141,000					141,000
Dividends (Note 24)	(16,268,000)		(16,268,000)					(16,268,000)
Loan to optionees in connection with exercise of options	(3,888,000)		(3,888,000)					(3,888,000)
Ending Balance at Sep. 30, 2012	64,617,000	13,000	61,777,000			4,922,000	(2,095,000)	64,617,000
Ending Balance (in shares) at Sep. 30, 2012		134,386,849
Net income (loss) for the year	13,564,000						13,564,000	13,564,000
Foreign currency translation adjustments	1,373,000					1,373,000		1,373,000
Repurchase of ordinary shares (in shares)		(67,100)
Repurchase of ordinary shares	(93,000)		(93,000)					(93,000)
Options exercised (in shares)	964,092	987,392
Options exercised	603,000	1,000	602,000					603,000
Stock-based compensation expense (in shares)(Note 23)		225,000
Stock-based compensation expense (Note 23)	625,000		625,000					625,000
Dividends (Note 24)	(16,056,000)		(16,056,000)					(16,056,000)
Loan to optionees in connection with exercise of options	(113,000)		(113,000)					(113,000)
Ending Balance at Sep. 30, 2013	$ 64,520,000	$ 14,000	$ 46,742,000			$ 6,295,000	$ 11,469,000	$ 64,520,000
Ending Balance (in shares) at Sep. 30, 2013		135,532,141